SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 12,595	$ 9,717
Other cost of sales/amortization	(7,417)	(6,911)
Exploration, evaluation and project expenses not attributable to segments	(295)	(342)
General and administrative expenses	(185)	(212)
Other income not attributable to segments	178	3,100
Impairment reversals	269	1,423
Loss on currency translation	(50)	(109)
Closed mine rehabilitation	(90)	(5)
Income from equity investees	288	165
Finance costs, net (includes non-segment accretion)	(347)	(469)
Gain on non-hedge derivatives	10	0
Income before income taxes	4,946	6,357
Gain on interest rate hedges	(5)	(6)
Gain (loss) on extinguishment of borrowings	15	3
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	12,584	9,717
Exploration, evaluation and project expenses not attributable to segments	(90)	(77)
Other income not attributable to segments	(123)	(85)
Income before income taxes	5,001	2,700
Reconciling items
Disclosure of operating segments [line items]
Revenue	11	0
Other cost of sales/amortization	(47)	(56)
Exploration, evaluation and project expenses not attributable to segments	(205)	(265)
General and administrative expenses	(185)	(212)
Other income not attributable to segments	261	3,132
Impairment reversals	269	1,423
Loss on currency translation	(50)	(109)
Closed mine rehabilitation	(90)	(5)
Income from equity investees	288	165
Finance costs, net (includes non-segment accretion)	(317)	(416)
Gain on non-hedge derivatives	10	0
Gain on interest rate hedges	0	0
Gain (loss) on extinguishment of borrowings	$ 15	$ 3